Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Ordinary Shares Subject To Possible Redemption [Abstract]
ClassA Ordinary Shares Subject to Possible Redemption [Text Block]
Note 6 – Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. As of September 30, 2021, there were 37,375,000 Class A ordinary shares outstanding, all of which were subject to possible redemption.
Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds	$373,750,000
Less:
Fair value of Public Warrants at issuance	(14,015,630)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(19,939,990)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	33,955,620

Class A ordinary shares subject to possible redemption	$373,750,000